Shareholder Fees - FidelityInternationalDiscoveryK6Fund-PRO	Dec. 30, 2022 USD ($)
FidelityInternationalDiscoveryK6Fund-PRO | Fidelity International Discovery K6 Fund
Shareholder Fees:
(fees paid directly from your investment)	none